Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Issuance of Restricted Shares
a)
On July 14, 2015, the Company’s Board of Directors approved the issuance of restricted shares. The record dates for the shares issuance were July 21, 2015 and May 10, 2016. The relevant information is as follows:

Type of arrangement	Grant date	Share price on grant date (in NT$)	Number of shares (in thousands)	Contract period	Vesting condition
Restricted shares award agreement	July 21, 2015	36.1	15,752	3 years	Meet service and performance conditions
Restricted shares award agreement	May 10, 2016	30.6	1,548	3 years	Meet service and performance conditions